Loss Per Share - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss		$ (281,828)	¥ (1,937,689)	¥ (80,968)	¥ (625,627)
Accretion to Preferred Shares redemption value		(10,417)	(71,628)	(19,842)	0
Deemed dividend to Series A Preferred Shareholders		(72,285)	(496,995)	0	0
Numerator for basic and diluted net loss per share		$ (364,530)	¥ (2,506,312)	¥ (100,810)	¥ (625,627)
Denominator:
Weighted average number of ordinary shares outstanding		166,828,435	166,828,435	100,000,000	100,000,000
Denominator for basic and diluted net loss per share		166,828,435	166,828,435	100,000,000	100,000,000
Net loss per ordinary share
Basic and diluted | (per share)	[1]	$ (2.19)	¥ (15.02)	¥ (1.01)	¥ (6.26)
ADS [Member]
Denominator:
Denominator for basic and diluted net loss per share		166,828,435	166,828,435	100,000,000	100,000,000
Net loss per ordinary share
Basic and diluted | (per share)	[1]	$ (2.19)	¥ (15.02)	¥ (1.01)	¥ (6.26)

[1]	Each ADS represents one Class A ordinary share.